Guarantors	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantors

15. Guarantors

CyrusOne LP and CyrusOne Finance Corp., as “LP Co-issuer” and “Finance Co-issuer,” respectively (together, the “Issuers”), had $525 million aggregate principal amount of Senior Notes outstanding at March 31, 2013. The Senior Notes are fully and unconditionally and jointly and severally guaranteed on a senior basis by CyrusOne Inc. (“Parent Guarantor”), CyrusOne GP (“General Partner”), and CyrusOne LP’s wholly owned subsidiaries, CyrusOne LLC, CyrusOne TRS Inc. and CyrusOne Foreign Holdings LLC (such subsidiaries, together the “Guarantors”). None of the subsidiaries organized outside of the United States (collectively, the “Non-Guarantors”) guarantee the Senior Notes. Subject to the provisions of the indenture governing the Senior Notes, in certain circumstances, a Guarantor may be released from its guarantee obligation, including:

•

upon the sale or other disposition ( including by way of consolidation or merger) of such Guarantor or of all of the capital stock of such Guarantor such that such Guarantor is no longer a restricted subsidiary under the indenture,

•	upon the sale or disposition of all or substantially all of the assets of the Guarantor,

•	upon the LP–Co issuer designating such Guarantor as an unrestricted subsidiary under the terms of the indenture,

•	if such Guarantor is no longer a guarantor or other obligor of any other indebtedness of the LP Co- issuer or the Parent Guarantor, and

•	upon the defeasance or discharge of the Senior Notes in accordance with the terms of the indenture.

The following provides information regarding the entity structure of each guarantor of the Senior Notes:

CyrusOne Inc. – CyrusOne Inc. was formed on July 31, 2012. As of January 23, 2013, CyrusOne Inc. was a wholly-owned subsidiary of CBI. Effective January 24, 2013, CyrusOne Inc., completed its initial public offering (“IPO”) of common stock for net proceeds of $337.1 million, and together with the General Partner, purchased a 33.9% ownership interest in CyrusOne LP. CyrusOne Inc. also represents a guarantor or Parent Guarantor and became a separate registrant with the Security and Exchange Commission (“SEC”) upon completion of its IPO.

CyrusOne GP – CyrusOne GP was formed on July 31, 2012 and was a wholly-owned subsidiary of CyrusOne Inc. as of January 23, 2013. Effective upon completion of CyrusOne Inc.’s IPO, this entity became the general partner and 1% owner of CyrusOne LP and has no other assets or operations. Prior to the IPO, this entity did not incur any obligations or record any transactions.

Issuers – The Issuers include CyrusOne LP and CyrusOne Finance Corp. CyrusOne Finance Corp., a wholly-owned subsidiary of CyrusOne LP, was formed for the sole purpose of acting as co-issuer of the Senior Notes and has no other assets or operations. CyrusOne LP, in addition to being the co-issuer of the Senior Notes, is also the 100% owner, either directly or indirectly, of the Guarantors and Non-Guarantors.

Guarantors – The guarantors include CyrusOne LLC, CyrusOne TRS Inc., and CyrusOne Foreign Holdings LLC. CyrusOne LLC accounts for all of the domestic operations of CyrusOne LP, including the businesses that composed the Predecessor operations. CyrusOne LLC, together with CyrusOne Foreign Holdings LLC, directly or indirectly owns 100% of the Non-Guarantors. As of March 31, 2013, CyrusOne TRS Inc. had not incurred any obligations or recorded any material transactions for the periods ended March 31, 2013 and January 23, 2013.

As of March 31, 2013, the Non-Guarantors consist of 100% owned subsidiaries which conduct operations in the United Kingdom and Singapore. As these entities were formed during 2011, there were no operations or transactions associated with these entities in 2010.

The following schedules present the financial information for the period ended January 23, 2013, the period ended March 31, 2013 and the three months ended March 31, 2012 for the Parent Guarantor, General Partner, LP Co-issuer, Finance Co-issuer, Guarantors, and Non-Guarantors. The financial statements for the period ended January 23, 2013, present the financial information for the Parent Guarantor, General Partner, LP Co-issuer, Finance Co-issuer, Guarantors, and Non-Guarantors, prior to the effective date of the IPO. The financial statements for the period ended March 31, 2013, present the financial information for the Parent Guarantor, General Partner, LP Co-issuer, Finance Co-issuer, Guarantors, and Non-Guarantors, after the effective date of the IPO. The consolidating schedules are provided in accordance with the reporting requirements for guarantor subsidiaries.

(dollars in millions)	Period Ended March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$44.5	$0.5	$—	$45.0
Costs and expenses
Property operating expenses	—	—	—	—	15.0	0.3	—	15.3
Sales and marketing	—	—	—	—	2.1	—	—	2.1
General and administrative	—	—	—	—	5.4	—	—	5.4
Depreciation and amortization	—	—	—	—	15.8	0.6	—	16.4

Total costs and expenses	—	—	—	—	38.3	0.9	—	39.2

Operating income (loss)	—	—	—	—	6.2	(0.4)	—	5.8
Interest expense	—	—	7.2	7.2	0.7	0.5	(7.2)	8.4

Income (loss) before income taxes	—	—	(7.2)	(7.2)	5.5	(0.9)	7.2	(2.6)
Income tax expense	—	—	—	—	0.2	—	—	0.2

Income (loss) from continuing operations	—	—	(7.2)	(7.2)	5.3	(0.9)	7.2	(2.8)
Equity earnings (loss) related to investment in subsidiaries	(2.8)	—	4.4	—	(0.9)	—	(0.7)	—

Net income (loss)	(2.8)	—	(2.8)	(7.2)	4.4	(0.9)	6.5	(2.8)
Noncontrolling interest in net loss	(1.9)	—	—	—	—	—	—	(1.9)

Net income (loss) attributable to common shareholders	$(0.9)	—	$(2.8)	$(7.2)	$4.4	$(0.9)	$6.5	$(0.9)

(dollars in millions)	Period Ended January 23, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$14.9	$0.2	$—	$15.1
Costs and expenses
Property operating expenses	—	—	—	—	4.8	—	—	4.8
Sales and marketing	—	—	—	—	0.7	—	—	0.7
General and administrative	—	—	—	—	1.4	0.1	—	1.5
Depreciation and amortization	—	—	—	—	5.2	0.1	—	5.3
Transaction-related compensation	—	—	—	—	20.0	—	—	20.0
Transaction costs		—	—	—	0.1	—	—	0.1

Total costs and expenses	—	—	—	—	32.2	0.2	—	32.4

Operating loss	—	—	—	—	(17.3)	—	—	(17.3)
Interest expense	—	—	2.3	2.3	0.1	0.1	(2.3)	2.5

Loss before income taxes	—	—	(2.3)	(2.3)	(17.4)	(0.1)	2.3	(19.8)
Income tax expense	—	—	—	—	0.4	—	—	0.4

Loss from continuing operations	—	—	(2.3)	(2.3)	(17.8)	(0.1)	2.3	(20.2)
Equity earnings (loss) related to investment in subsidiaries	—	—	(17.9)	—	(0.1)	—	18.0	—

Net loss	$—	$—	$(20.2)	$(2.3)	$(17.9)	$(0.1)	$20.3	$(20.2)

(dollars in millions)	Three Months Ended March 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$51.9	$0.2	$—	$52.1
Costs and expenses
Property operating expenses	—	—	—	—	16.8	0.5	—	17.3
Sales and marketing	—	—	—	—	1.7	0.1	—	1.8
General and administrative	—	—	—	—	4.5	—	—	4.5
Depreciation and amortization	—	—	—	—	15.8	0.6	—	16.4
Management fees charged by CBI	—	—	—	—	0.7	—	—	0.7
Loss on sale of receivables to an affiliate	—	—	—	—	1.2	—	—	1.2

Total costs and expenses	—	—	—	—	40.7	1.2	—	41.9

Operating income (loss)	—	—	—	—	11.2	(1.0)	—	10.2
Interest expense	—	—	—	—	9.4	0.9	—	10.3

Income (loss) before income taxes	—	—	—	—	1.8	(1.9)	—	(0.1)
Income tax expense	—	—	—	—	0.6	—	—	0.6

Income (loss) from continuing operations	—	—	—	—	1.2	(1.9)	—	(0.7)
Equity earnings (loss) related to investments in subsidiaries	—	—	—	—	(1.9)	—	1.9	—

Net loss	$—	$—	$—	$—	$(0.7)	$(1.9)	$1.9	$(0.7)

(dollars in millions)	As of March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.4	$—	$—	$44.4
Buildings and improvements	—	—	—	—	699.1	41.6	—	740.7
Equipment	—	—	—	—	68.2	0.5	—	68.7
Construction in progress	—	—	—	—	92.6	—	—	92.6

Subtotal	—	—	—	—	904.3	42.1	—	946.4
Accumulated depreciation	—	—	—	—	(189.6)	(2.5)	—	(192.1)

Net investment in real estate	—	—	—	—	714.7	39.6	—	754.3
Cash and cash equivalents	—	—	0.1	—	327.6	0.9	—	328.6
Investment in subsidiary	816.5	8.2	841.8	—	(0.6)	—	(1,665.9)	—
Rent and other receivables	—	—	—	—	29.2	0.8	—	30.0
Restricted cash	—	—	—	—	2.6	—	—	2.6
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	98.4	—	—	98.4
Intercompany and loan receivable	—	—	506.9	507.9	0.2	—	(1,015.0)	—
Due from affiliates	—	—	—	—	23.2	—	—	23.2
Other assets	—	—	16.4	16.4	43.5	0.8	(16.4)	60.7

Total assets	$816.5	$8.2	$1,365.2	$524.3	$1,515.0	$42.1	$(2,697.3)	$1,574.0

Accounts payable and accrued expenses	$—	$—	$23.7	$13.0	$35.6	$1.0	$(13.0)	$60.3
Deferred revenue	—	—	—	—	51.1	0.6	—	51.7
Intercompany and loan payable	—	—	—	—	506.9	0.2	(507.1)	—
Due to affiliates	—	—	—	—	8.2	—	—	8.2
Capital lease obligations	—	—	—	—	22.3	8.7	—	31.0
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	30.9	32.0	—	62.9
Other liabilities	—	—	—	—	18.2	0.2	—	18.4

Total liabilities	—	—	548.7	538.0	673.2	42.7	(1,045.1)	757.5
Total equity	816.5	8.2	816.5	(13.7)	841.8	(0.6)	(1,652.2)	816.5

Total liabilities and equity	$816.5	$8.2	$1,365.2	$524.3	$1,515.0	$42.1	$(2,697.3)	$1,574.0

(dollars in millions)	As of December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.5	$—	$—	$44.5
Buildings and improvements	—	—	—	—	695.7	26.8	—	722.5
Equipment	—	—	—	—	52.0	0.4	—	52.4
Construction in progress	—	—	—	—	51.4	12.8	—	64.2

Subtotal	—	—	—	—	843.6	40.0	—	883.6
Accumulated depreciation	—	—	—	—	(174.8)	(1.9)	—	(176.7)

Net investment in real estate	—	—	—	—	668.8	38.1	—	706.9
Cash and cash equivalents	—	—	—	—	15.6	0.9	—	16.5
Investment in subsidiary	—	—	497.2	—	0.4	—	(497.6)	—
Rent and other receivables	—	—	—	—	32.6	0.6	—	33.2
Restricted cash	—	—	—	—	6.3	—	—	6.3
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	102.6	—	—	102.6
Intercompany and loan receivable	—	—	508.2	508.2	—	—	(1,016.4)	—
Due from affiliates	—	—	—	—	2.2		—	2.2
Other assets	7.9	—	17.0	17.0	41.6	0.5	(17.0)	67.0

Total assets	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

Accounts payable and accrued expenses	$0.8	$—	$4.4	$4.4	$24.2	$0.1	$(4.4)	$29.5
Deferred revenue	—	—	—	—	52.3	0.5	—	52.8
Intercompany and loan payable	—	—	—	—	508.0	0.2	(508.2)	—
Due to affiliates	—	—	—	—	2.9	—	—	2.9
Capital lease obligations	—	—	—	—	23.2	9.0	—	32.2
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	31.0	29.8	—	60.8
Other liabilities	—	—	—	—	7.5	0.1	—	7.6

Total liabilities	0.8	—	529.4	529.4	649.1	39.7	(1,037.6)	710.8
Total parent’s net investment	7.1	—	493.0	(4.2)	497.2	0.4	(493.4)	500.1

Total liabilities and parent’s net investment	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

Condensed Consolidating Statements of Cash Flows

(dollars in millions)	Period Ended March 31, 2013
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$(1.2)	$—	$23.8	$0.3	$—	$22.9

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(18.2)	—	—	(18.2)
Capital expenditures - other	—	—	—	—	(26.6)	(0.1)	—	(26.7)
Investment in subsidiaries	(337.1)	—	(337.1)	—	—	—	674.2	—
Intercompany advances, net	—	—	1.2	—	(1.2)	—	—	—
Release of restricted cash	—	—	—	—	1.8	—	—	1.8

Net cash provided by (used in) investing activities	(337.1)	—	(335.9)	—	(44.2)	(0.1)	674.2	(43.1)

Cash flows from financing activities
Issuance of common stock/partnership units	360.5	—	337.1	—	—	—	(337.1)	360.5
IPO costs	(23.4)	—	—	—	—	—	—	(23.4)
Payments on capital lease obligations	—	—	—	—	(0.3)	(0.3)	—	(0.6)
Contribution from parent guarantor	—	—	—	—	337.1	—	(337.1)	—

Net cash provided by (used in) financing activities	337.1	—	337.1	—	336.8	(0.3)	(674.2)	336.5

Net increase (decrease) in cash and cash equivalents	—	—	—	—	316.4	(0.1)	—	316.3
Cash and cash equivalents at beginning of period	—	—	0.1	—	11.2	1.0	—	12.3

Cash and cash equivalents at end of period	$—	$—	$0.1	$—	$327.6	$0.9	$—	$328.6

	Period Ended January 23, 2013
(dollars in millions)	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by operating activities	$—	$—	$—	$—	$1.9	$0.1	$—	$2.0

Cash flows from investing activities
Capital expenditures - other	—	—	—	—	(7.7)	—	—	(7.7)
Release of restricted cash	—	—	—	—	1.9	—	—	1.9
Intercompany advances, net	—	—	0.1	—	(0.1)	—	—	—

Net cash provided by (used in) investing activities	—	—	0.1	—	(5.9)	—	—	(5.8)

Cash flows from financing activities
Payments on capital lease obligations	—	—	—	—	(0.6)	—	—	(0.6)
Contributions from parent, net	—	—	—	—	0.2	—	—	0.2

Net cash used in financing activities	—	—	—	—	(0.4)	—	—	(0.4)

Net (decrease) increase in cash and cash equivalents	—	—	0.1	—	(4.4)	0.1	—	(4.2)
Cash and cash equivalents at beginning of year	—	—	—	—	15.6	0.9	—	16.5

Cash and cash equivalents at end of period	$—	$—	$0.1	$—	$11.2	$1.0	$—	$12.3

(dollars in millions)	Three Months Ended March 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$—	$—	13.8	$(1.3)	$—	$12.5

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(23.4)	—	—	(23.4)
Capital expenditures - other	—	—	—	—	(29.4)	—	—	(29.4)

Net cash used in investing activities	—	—	—	—	(52.8)	—	—	(52.8)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	44.0	—	—	44.0
Payments on financing obligations	—	—	—	—	(1.6)	—	—	(1.6)
Contributions from parent, net	—	—	—	—	(2.8)	2.4	—	(0.4)
Other, net	—	—	—	—	(0.4)	—	—	(0.4)

Net cash provided by financing activities	—	—	—	—	39.2	2.4	—	41.6

Net increase in cash and cash equivalents	—	—	—	—	0.2	1.1	—	1.3
Cash and cash equivalents at beginning of year	—	—	—	—	0.4	0.2	—	0.6

Cash and cash equivalents at end of year	$—	$—	$—	$—	$0.6	$1.3	$—	$1.9

19. Guarantors

CyrusOne LP and CyrusOne Finance Corp., as “LP Co-issuer” and “Finance Co-issuer,” respectively (together, the “Issuers”), had $525 million aggregate principal amount of Senior Notes outstanding at December 31, 2012. The Senior Notes are fully and unconditionally and jointly and severally guaranteed on a senior basis by CyrusOne Inc. (“Parent Guarantor”), CyrusOne GP (“General Partner”), and CyrusOne LP’s wholly owned subsidiaries, CyrusOne LLC, CyrusOne TRS Inc. and CyrusOne Foreign Holdings LLC (such subsidiaries, together the “Guarantors”). None of the subsidiaries organized outside of the United States (collectively, the “Non-Guarantors”) guarantee the Senior Notes. Subject to the provisions of the indenture governing the Senior Notes, in certain circumstances, a Guarantor may be released from its guarantee obligation, including:

•

upon the sale or other disposition ( including by way of consolidation or merger) of such Guarantor or of all of the capital stock of such Guarantor such that such Guarantor is no longer a restricted subsidiary under the indenture,

•	upon the sale or disposition of all or substantially all of the assets of the Guarantor,

•	upon the LP – Co issuer designating such Guarantor as an unrestricted subsidiary under the terms of the indenture,

•	if such Guarantor is no longer a guarantor or other obligor of any other indebtedness of the LP Co- issuer or the Parent Guarantor, and

•	upon the defeasance or discharge of the Senior Notes in accordance with the terms of the indenture.

The following provides information regarding the entity structure of each guarantor of the Senior Notes:

CyrusOne Inc. – CyrusOne Inc. was formed on July 31, 2012. As of December 31, 2012, this entity was a wholly-owned subsidiary of CBI. As of December 31, 2012, CyrusOne Inc.’s financial position reflected costs related to its initial public offering (“IPO”) and related payable balances contributed to CyrusOne Inc. by CBI, and no other assets or operations. Effective January 24, 2013, this entity completed its IPO of common stock for net proceeds of $337.1 million, and together with CyrusOne GP, a wholly-owned subsidiary of CyrusOne Inc. and the general partner of CyrusOne LP, purchased a 33.9% ownership interest in CyrusOne LP. CyrusOne Inc. also represents a guarantor or Parent Guarantor and became a separate registrant with the Security and Exchange Commission (“SEC”) upon completion of its IPO.

CyrusOne GP – CyrusOne GP was formed on July 31, 2012 and was a wholly-owned subsidiary of CyrusOne Inc. as of December 31, 2012. Effective upon completion of CyrusOne Inc.’s IPO, this entity became the general partner and 1% owner of CyrusOne LP and has no other assets or operations. Prior to the IPO, this entity did not incur any obligations or record any transactions.

Issuers – As of December 31, 2012, the Issuers, consisting of CyrusOne LP and CyrusOne Finance Corp., were wholly-owned subsidiaries of CBI. CyrusOne Finance Corp., a wholly-owned subsidiary of CyrusOne LP, was formed for the sole purpose of acting as co-issuer of the Senior Notes and has no other assets or operations. CyrusOne LP, in addition to being the co-issuer of the Senior Notes, is also the 100% owner, either directly or indirectly, of the Guarantors and Non-Guarantors.

Guarantors – The guarantors include CyrusOne LLC, CyrusOne TRS Inc., and CyrusOne Foreign Holdings LLC. CyrusOne LLC accounts for all of the domestic operations of CyrusOne LP, including the businesses that composed the Predecessor operations. CyrusOne LLC, together with CyrusOne Foreign Holdings LLC, directly or indirectly owns 100% of the Non-Guarantors. As of December 31, 2012, CyrusOne TRS Inc. had not incurred any obligations or recorded any transactions.

As of December 31, 2012, the Non-Guarantors consist of 100% owned subsidiaries which conduct operations in the United Kingdom and Singapore. As these entities were formed during 2011, there were no operations or transactions associated with these entities in 2010.

The following schedules present the financial information for the years ended December 31, 2012, 2011 and 2010, and as of December 31, 2012 and 2011, for CyrusOne Inc. (“Parent Guarantor”), General Partner, LP Co-issuer, Finance Co-issuer, Guarantors, and Non-Guarantors. The consolidating schedules are provided in accordance with the reporting requirements for guarantor subsidiaries.

(dollars in millions)	Year Ended December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$219.4	$1.4	$—	$220.8
Costs and expenses
Property operating expenses	—	—	—	—	74.1	1.9	—	76.0
Sales and marketing	—	—	—	—	9.5	0.2	—	9.7
General and administrative	—	—	—	—	20.6	0.1	—	20.7
Depreciation and amortization	—	—	—	—	71.9	1.5	—	73.4
Transaction costs		—	5.7	—	—	—	—	5.7
Management fees charged by CBI	—	—	—	—	2.5	—	—	2.5
Loss on sale of receivables to an affiliate	—	—	—	—	3.2	—	—	3.2
Asset impairments	—	—	—	—	13.3	—	—	13.3

Total costs and expenses	—	—	5.7	—	195.1	3.7	—	204.5

Operating income (loss)	—	—	(5.7)	—	24.3	(2.3)	—	16.3
Interest expense	—	—	4.2	4.2	35.0	2.6	(4.2)	41.8

Loss before income taxes	—	—	(9.9)	(4.2)	(10.7)	(4.9)	4.2	(25.5)
Income tax benefit	—	—	—	—	(5.1)	—	—	(5.1)

Loss from continuing operations	—	—	(9.9)	(4.2)	(5.6)	(4.9)	4.2	(20.4)
Equity earnings (loss) related to investment in subsidiaries	—	—	(10.4)	—	(4.9)	—	15.3	—
Gain on sale of real estate improvements	—	—	—		0.1	—	—	0.1

Net loss	$—	$—	$(20.3)	$(4.2)	$(10.4)	$(4.9)	$19.5	$(20.3)

(dollars in millions)	Year Ended December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$181.5	$0.2	$—	$181.7
Costs and expenses
Property operating expenses	—	—	—	—	57.9	0.3	—	58.2
Sales and marketing	—	—	—	—	9.1	—	—	9.1
General and administrative	—	—	—	—	12.4	0.1	—	12.5
Depreciation and amortization	—	—	—	—	55.1	0.4	—	55.5
Transaction costs	—	—	—	—	2.6	—	—	2.6
Management fees charged by CBI	—	—	—	—	2.3	—	—	2.3
Loss on sale of receivables to an affiliate	—	—	—	—	3.5	—	—	3.5

Total costs and expenses	—	—	—	—	142.9	0.8	—	143.7

Operating income (loss)	—	—	—	—	38.6	(0.6)	—	38.0
Interest expense	—	—	—	—	32.3	0.6	—	32.9
Loss on extinguishment of debt	—	—	—	—	1.4	—	—	1.4

Income (loss) before income taxes	—	—	—	—	4.9	(1.2)	—	3.7
Income tax expense	—	—	—	—	2.2	—	—	2.2

Income (loss) from continuing operations	—	—	—	—	2.7	(1.2)	—	1.5
Equity earnings (loss) related to investment in subsidiaries	—	—	—	—	(1.2)	—	1.2	—

Net income (loss)	$—	$—	$—	$—	$1.5	$(1.2)	$(1.2)	$1.5

(dollars in millions)	Year Ended December 31, 2010
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Revenue	$—	$—	$—	$—	$127.5	$—	$—	$127.5
Costs and expenses
Property operating expenses	—	—	—	—	43.9	—	—	43.9
Sales and marketing	—	—	—	—	6.8	—	—	6.8
General and administrative	—	—	—	—	7.0	—	—	7.0
Depreciation and amortization	—	—	—	—	36.2	—	—	36.2
Transaction costs	—	—	—	—	9.0	—	—	9.0
Management fees charged by CBI	—	—	—	—	3.6	—	—	3.6
Loss on sale of receivables to an affiliate	—	—	—	—	1.8	—	—	1.8
Restructuring costs	—	—	—	—	1.4	—	—	1.4

Total costs and expenses	—	—	—	—	109.7	—	—	109.7

Operating income	—	—	—	—	17.8	—	—	17.8
Interest expense	—	—	—	—	11.5	—	—	11.5

Income before income taxes	—	—	—	—	6.3	—	—	6.3
Income tax expense	—	—	—	—	2.7	—	—	2.7

Income from continuing operations	—	—	—	—	3.6	—	—	3.6
Loss on sale of real estate improvements	—	—	—	—	(0.1)	—	—	(0.1)

Net income	$—	$—	$—	$—	$3.5	$—	$—	$3.5

(dollars in millions)	As of December 31, 2012
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$44.5	$—	$—	$44.5
Buildings and improvements	—	—	—	—	695.7	26.8	—	722.5
Equipment	—	—	—	—	52.0	0.4	—	52.4
Construction in progress	—	—	—	—	51.4	12.8	—	64.2

Subtotal	—	—	—	—	843.6	40.0	—	883.6
Accumulated depreciation	—	—	—	—	(174.8)	(1.9)	—	(176.7)

Net investment in real estate	—	—	—	—	668.8	38.1	—	706.9
Cash and cash equivalents	—	—	—	—	15.6	0.9	—	16.5
Investment in subsidiary	—	—	497.2	—	0.4	—	(497.6)	—
Rent and other receivables	—	—	—	—	32.6	0.6	—	33.2
Restricted cash	—	—	—	—	6.3	—	—	6.3
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	102.6	—	—	102.6
Intercompany and loan receivable	—	—	508.2	508.2	—	—	(1,016.4)	—
Due from affiliates	—	—	—	—	2.2		—	2.2
Other assets	7.9	—	17.0	17.0	41.6	0.5	(17.0)	67.0

Total assets	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

Accounts payable and accrued expenses	$0.8	$—	$4.4	$4.4	$24.2	$0.1	$(4.4)	$29.5
Deferred revenue	—	—	—	—	52.3	0.5	—	52.8
Intercompany and loan payable	—	—	—	—	508.0	0.2	(508.2)	—
Due to affiliates	—	—	—	—	2.9	—	—	2.9
Capital lease obligations	—	—	—	—	23.2	9.0	—	32.2
Long-term debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Other financing arrangements	—	—	—	—	31.0	29.8	—	60.8
Other liabilities	—	—	—	—	7.5	0.1	—	7.6

Total liabilities	0.8	—	529.4	529.4	649.1	39.7	(1,037.6)	710.8
Total parent’s net investment	7.1	—	493.0	(4.2)	497.2	0.4	(493.4)	500.1

Total liabilities and parent’s net investment	$7.9	$—	$1,022.4	$525.2	$1,146.3	$40.1	$(1,531.0)	$1,210.9

(dollars in millions)	As of December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Land	$—	$—	$—	$—	$26.5	$—	$—	$26.5
Buildings and improvements	—	—	—	—	543.0	25.6	—	568.6
Equipment	—	—	—	—	16.1	—	—	16.1
Construction in progress	—	—	—	—	48.0	1.0	—	49.0

Subtotal	—	—	—	—	633.6	26.6	—	660.2
Accumulated depreciation	—	—	—	—	(130.9)	(0.3)		(131.2)

Net investment in real estate	—	—	—	—	502.7	26.3	—	529.0
Cash and cash equivalents	—	—	—	—	0.4	0.2	—	0.6
Investment in subsidiary			—	—	(0.1)	—	0.1	—
Goodwill	—	—	—	—	276.2	—	—	276.2
Intangible assets, net	—	—	—	—	120.7	—	—	120.7
Other assets	—	—	—	—	27.9	0.3	—	28.2

Total assets	$—	$—	$—	$—	$927.8	$26.8	$0.1	$954.7

Accounts payable and accrued expenses	$—	$—	$—	$—	$21.8	$0.4	$—	$22.2
Deferred revenue	—	—	—	—	49.0	—	—	49.0
Capital lease obligations	—	—	—	—	33.8	9.1	—	42.9
Related party note payable	—	—	—	—	480.2	—	—	480.2
Other financing arrangements	—	—	—	—	30.8	17.4	—	48.2
Other liabilities	—	—	—	—	0.7	—	—	0.7

Total liabilities	—	—	—	—	616.3	26.9	—	643.2
Total divisional control	—	—	—	—	311.5	(0.1)	0.1	311.5

Total liabilities and divisional control	$—	$—	$—	$—	$927.8	$26.8	$0.1	$954.7

Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2012
(dollars in millions)	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$(7.1)	$—	$(5.3)	$0.4	$60.7	$(3.8)	$(0.4)	$44.5

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(25.1)	(0.3)	—	(25.4)
Capital expenditures - other	—	—	—	—	(202.9)	—	—	(202.9)
Proceeds from sale of assets	—	—	—	—	.0.2	—	—	0.2
Increase in restricted cash	—	—	—	—	(11.1)	—	—	(11.1)
Release of restricted cash	—	—	—	—	4.8	—	—	4.8
Advances to affiliates	—	—	—	—	(18.3)	—	—	(18.3)
Intercompany advances, net	—	—	(508.2)	(508.2)	508.1	0.1	508.2	—
Other, net	—	—	—	—	0.1	—	—	0.1

Net cash provided by (used in) investing activities	—	—	(508.2)	(508.2)	255.8	(0.2)	508.2	(252.6)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	119.8	—	—	119.8
Repayment of related party note	—	—	—	—	(400.0)	—	—	(400.0)
Proceeds from issuance of debt	—	—	525.0	525.0	—	—	(525.0)	525.0
Payments on capital lease obligations	—	—	—	—	(8.4)	(0.6)	—	(9.0)
Debt issuance costs	—	—	(17.2)	(17.2)	—	—	17.2	(17.2)
Contributions from parent, net	7.1	—	5.7	—	(12.7)	5.3	—	5.4

Net cash provided by (used in) financing activities	7.1	—	513.5	507.8	(301.3)	4.7	(507.8)	224.0

Net increase in cash and cash equivalents	—	—	—	—	15.2	0.7	—	15.9
Cash and cash equivalents at beginning of year	—	—	—	—	0.4	0.2	—	0.6

Cash and cash equivalents at end of year	$—	$—	$—	—	$15.6	$0.9	$—	$16.5

(dollars in millions)	Year Ended December 31, 2011
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by (used in) operating activities	$—	$—	$—	$—	$66.9	$(0.9)	$—	$66.0

Cash flows from investing activities
Capital expenditures - acquisitions of real estate	—	—	—	—	(22.4)	—	—	(22.4)
Capital expenditures - other	—	—	—	—	(95.1)	—	—	(95.1)
Advances from affiliates	—	—	—	—	11.6	—	—	11.6
Other, net	—	—	—	—	0.1	—	—	0.1

Net cash used in investing activities	—	—	—	—	(105.8)	—	—	(105.8)

Cash flows from financing activities								—
Borrowings from affiliates, net	—	—	—	—	66.6	—	—	66.6
Payments on capital lease obligations	—	—	—	—	(7.0)	—	—	(7.0)
Payments on financing obligations	—	—	—	—	(16.2)	—	—	(16.2)
Distributions to parent, net	—	—	—	—	(8.9)	1.1	—	(7.8)
Other, net	—	—	—	—	(0.1)	—	—	(0.1)

Net cash provided by financing activities	—	—	—	—	34.4	1.1	—	35.5

Net increase in cash and cash equivalents	—	—	—	—	(4.5)	0.2	—	(4.3)
Cash and cash equivalents at beginning of year	—	—	—	—	4.9	—	—	4.9

Cash and cash equivalents at end of year	$—	$—	$—	$—	$0.4	$0.2	$—	$0.6

(dollars in millions)	Year Ended December 31, 2010
	Parent Guarantor	General Partner	LP Co-issuer	Finance Co-issuer	Guarantors	Non- Guarantors	Eliminations	Total
Net cash provided by operating activities	$—	$—	$—	$—	$43.5	$—	$—	$43.5

Cash flows from investing activities
Capital expenditures - other	—	—	—	—	(29.3)	—	—	(29.3)
Advances to affiliates	—	—	—	—	(11.6)	—	—	(11.6)
Other, net	—	—	—	—	0.4	—	—	0.4

Net cash used in provided by investing activities	—	—	—	—	(40.5)	—	—	(40.5)

Cash flows from financing activities
Borrowings from affiliates, net	—	—	—	—	15.5	—	—	15.5
Payment on capital lease obligations	—	—	—	—	(10.2)	—	—	(10.2)
Distributions to parent, net	—	—	—	—	(3.7)	—	—	(3.7)
Other, net	—	—	—	—	0.3	—	—	0.3

Net cash provided by financing activities	—	—	—	—	1.9	—	—	1.9

Net increase in cash and cash equivalents	—	—	—	—	4.9	—	—	4.9
Cash and cash equivalents at beginning of year	—	—	—	—	—	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—	$—	$4.9	$—	$—	$4.9